Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, Line 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS

ROPER TECHNOLOGIES, INC. EMPLOYEES’ RETIREMENT SAVINGS 004 PLAN
PLAN SPONSOR’S EIN: 51-0263969
PLAN NUMBER: 004
SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
Year ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: ☒	Contributions Not Corrected (a)	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
$139,647	$139,647	$—	$—	$—

(a) Late participant contributions and late participant loan repayments totaling $139,647 related to the 2025 Plan year were remitted to the Plan from October through November 2025. Lost earnings associated with the delays in participant contributions and participant loan repayments were subsequently remitted to the Plan in 2026.